GUARANTEES AND CONTINGENCIES (Details) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities related to third parties	$ 2.0	$ 1.7